Short-Term and Long-Term Financial Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Jun. 05, 2026
Short-Term and Long-Term Financial Liabilities [Line Items]
Debt discount amortized			$ 1,651,091	$ 638,749
Other assets	$ 12,081,304	$ 14,253,132	$ 12,081,304	14,253,132
Reset price			$ 2
Volume weighted average price period			20 days
Equity-classified conversion feature amount			$ 2,561,000
Loss on debt extinguishment			8,322,400
Amount not qualified			$ 3
Percentage of fair value of the conversion feature increased			10.00%
-Fair value gain on derivative instrument		$ 1,198,577		$ 1,198,577
Convertible Senior Secured Note [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest					12.50%
Debt conversion converted instrument amount			$ 1,000
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Maturity date			Jul. 10, 2028
Rate of interest	15.00%		15.00%
Convertible shares (in Shares)			202.0202
Debt conversion converted instrument amount			$ 1,000
Maximum [Member] | Convertible Senior Secured Note [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion price					$ 1.05
Minimum [Member] | Convertible Senior Secured Note [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion price					$ 1.65
Financial Liabilities [Member] | Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Maturity date			Apr. 30, 2029
Rate of interest	12.50%		12.50%
Cash Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest	10.00%		10.00%
PIK Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest	5.00%		5.00%
PIK Interest [Member] | Financial Liabilities [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest	12.50%		12.50%